Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	March 31,
	2019	2020
	$ in thousands	$ in thousands
Cost
Buildings	16,890	16,857
Construction-in-progress	597	604
Plant and machinery	9,838	9,642
Furniture, fixtures and equipment	1,475	1,544
Motor vehicles	636	577

	29,436	29,224
Less: accumulated depreciation	(19,845)	(19,785)

	9,591	9,439